Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
May 31, 2001


Mercury Global
Holdings, Inc.



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury Global Holdings, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF MAY 31, 2001

Ten Largest                             Percent of
Equity Holdings                         Net Assets

Vodafone Group PLC                          4.3%
Nokia Oyj (Series A)                        4.2
NTT DoCoMo, Inc.                            4.0
Lincoln National Corporation                3.6
Novartis AG (Registered Shares)             3.3
General Electric Company                    3.3
Wells Fargo Company                         3.3
GlaxoSmithKline PLC                         3.1
East Japan Railway Company                  3.1
Wal-Mart Stores, Inc.                       2.8



Ten Largest                             Percent of
Industries                              Net Assets

Insurance                                  18.5%

Pharmaceuticals                            11.4
Media                                       9.2
Wireless Telecommunication
  Services                                  8.3
Communications Equipment                    8.2
Energy Equipment & Service                  5.6
Banks                                       5.0
Industrial Conglomerates                    3.3
Road & Rail                                 3.1
Multiline Retail                            3.0



OFFICERS AND DIRECTORS

Terrry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Lawrence R. Fuller, Senior Vice
  President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



May 31, 2001
Mercury Global Holdings, Inc.



DEAR SHAREHOLDER

Portfolio Matters
For the six months ended May 31, 2001, Mercury Global Holdings, Inc.'s Class I, Class A, Class B and Class C Shares had total returns of -12.32%, -12.42%, -12.69% and -12.71%, respectively. The
Fund underperformed the Lipper, Inc. Global Funds Average, which had a -6.25% return for the same six-month period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The principal reason for the comparative performance was our investment strategy, which avoided the stocks of companies in the consumer durable goods industries, such as motor vehicles, auto parts suppliers, steel, chemicals and paper. The stocks of these companies appreciated absolutely and comparatively to stocks in the insurance and pharmaceutical industries, which were the two largest industry weightings in the Fund for the six-month period ended May 31, 2001.

Positive contributors to investment performance were stock holdings in the media, road and rail, specialty retail, and energy equipment and services industries. Individual companies that had a significant positive appreciation included Weatherford International, Inc., AOL Time Warner Inc., The Home Depot, Inc., Lincoln National Corporation, The Walt Disney Company, Viacom, Inc., Clear Channel Communications, Inc. and East Japan Railway Company. The ten largest equity holdings at May 31, 2001 were Vodafone Group PLC, Nokia Oyj, NTT DoCoMo, Inc., Lincoln National Corporation, Novartis AG, General Electric Company, Wells Fargo Company, GlaxoSmithKline PLC, East Japan Railway Company and Wal-Mart Stores, Inc.

Market Outlook
In our opinion, the US Federal Reserve Board will continue to reduce the Federal Funds rate and discount rate as long as unemployment claims and the unemployment rate rise. Recent announcements by management of major global technology companies emphasized the near-term deterioration of business conditions and the lack of confidence in the prospects for upcoming quarterly periods. The deterioration in business conditions in many industries in the United States appears to be surfacing in European, Asian and Latin American corporations. US fiscal and monetary policy makers seem to be implementing positive changes for improved growth prospects over the near-term time horizon with tax rebate checks most likely being sent to US individuals during the third calendar quarter of 2001. This may result in a positive reaction, with consumers purchasing apparel and other non-durable goods and media and entertainment services. So far, the response of central bankers and fiscal policy makers in Europe and Asia has been comparatively modest. The French government seems to be the most active in implementing fiscal policy to stimulate economic growth. We anticipate that more policy changes in terms of lowered central bank rates and income tax cuts will assist in creating an upward bias to the overall values in the major equity markets.

In Conclusion
The six-month period ended May 31, 2001 was characterized by relatively high stock price volatility and a downtrend in the major global equity markets. Global corporate profitability appears to continue to decline and managements are restructuring and reducing total employment. The consequent increases in unemployment claims and rates seem to be the primary stimulus for central bankers to ease monetary policy and for legislatures to reduce tax burdens on individuals. Consequently, we structured the Fund with a relatively heavy weighting in companies where we believe stock prices could appreciate with deterioration in manufacturing business conditions and more aggressive easing of monetary policies.

We thank you for your continued investment in Mercury Global
Holdings, Inc., and we look forward to discussing our outlook and strategies in our upcoming annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and
Portfolio Manager



June 28, 2001


May 31, 2001
Mercury Global Holdings, Inc.





FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.



May 31, 2001
Mercury Global Holdings, Inc.



FUND PERFORMANCE DATA (CONTINUED)

RECENT PERFORMANCE RESULTS
                                                                      Ten Years/
                                         6 Month        12 Month   Since Inception
As of May 31, 2001                     Total Return   Total Return   Total Return
Class I*++                                -12.32%        -26.02%       +120.61%
Class A*++++                              -12.42         -26.19        + 55.44
Class B*                                  -12.69         -26.70        + 99.42
Class C*                                  -12.71         -26.71        + 47.61
MSCI World Index**                        - 6.16         -14.95    +152.04/+90.72

*Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I and Class B Shares and from 10/21/94 for Class A and C
Shares.
**The Morgan Stanley Capital International World Index is an unmanaged US dollar-denominated index of world stock markets compiled by Capital International Perspective S.A. and published in Morgan-Stanley Capital International Perspective. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.
++Prior to April 3, 2000, Class I Shares were designated Class A
Shares.
++++Prior to April 3, 2000, Class A Shares were designated Class D
Shares.


May 31, 2001
Mercury Global Holdings, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*++                         Charge         Charge**

One Year Ended
3/31/01                                   -38.61%        -41.83%
Five Years Ended
3/31/01                                   + 6.03         + 4.89
Ten Years Ended
3/31/01                                   + 8.31         + 7.73


*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class IShares (formerly designated Class A Shares) were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class I Shares were designated Class A
Shares.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*++                         Charge          Charge**

One Year Ended
3/31/01                                   -38.71%        -41.93%
Five Years Ended
3/31/01                                   + 5.78         + 4.65
Inception (10/21/94)
through 3/31/01                           + 6.70         + 5.81

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Prior to April 3, 2000 Class A Shares were designated Class D
Shares.





                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC            CDSC**

One Year Ended
3/31/01                                   -39.22%        -41.00%
Five Years Ended
3/31/01                                   + 4.97         + 4.94
Ten Years Ended
3/31/01                                   + 7.21         + 7.21


*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC            CDSC**

One Year Ended
3/31/01                                   -39.22%        -39.66%
Five Years Ended
3/31/01                                   + 4.93         + 4.93
Inception (10/21/94)
through 3/31/01                           + 5.85         + 5.85

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



May 31, 2001
Mercury Global Holdings, Inc.

SCHEDULE OF INVESTMENTS

MERCURY GLOBAL HOLDINGS, INC.
                                                                                           In US Dollars
                           Shares                                                                   Percent of
Industry                    Held                Investments                             Value       Net Assets
NORTH AMERICA

Canada

Media                     145,000  Rogers Communications, Inc. 'B'                   $  2,081,209       1.1%

                                   Total Investments in Canada                          2,081,209       1.1

United States

Banks                     134,000  Wells Fargo Company                                  6,308,720       3.3

Biotechnology              32,700  ++IDEC Pharmaceuticals Corporation                   2,014,320       1.0

Communications            477,000  Lucent Technologies Inc.                             3,758,760       1.9
Equipment                  67,600  ++QUALCOMM Incorporated                              4,105,348       2.1
                                                                                     ------------     ------
                                                                                        7,864,108       4.0

Diversified                56,313  T. Rowe Price Group Inc.                             2,065,561       1.1
Financials

Energy                     40,000  Baker Hughes Incorporated                            1,576,000       0.8
Equipment &                43,000  ++Noble Drilling Corporation                         1,836,100       0.9
Service                    77,000  ++Rowan Companies, Inc.                              2,304,610       1.2
                           94,200  ++Weatherford International, Inc.                    5,310,054       2.7
                                                                                     ------------     ------
                                                                                       11,026,764       5.6

IT Consulting &           110,800  ++Infonet Services Corporation (Class B)               828,784       0.4
Services

Industrial                129,000  General Electric Company                             6,321,000       3.3
Conglomerates

Insurance                 154,000  AFLAC Incorporated                                   4,994,220       2.6
                           25,000  American International Group, Inc.                   2,025,000       1.0
                          140,000  Lincoln National Corporation                         6,893,600       3.6
                            4,000  ++Markel Corporation                                   783,000       0.4
                           21,000  Marsh & McLennan Companies, Inc.                     2,202,900       1.1
                                                                                     ------------     ------
                                                                                       16,898,720       8.7


SCHEDULE OF INVESTMENTS (continued)
                                                                                           In US Dollars
                           Shares                                                                   Percent of
Industry                    Held                Investments                             Value       Net Assets
NORTH AMERICA (concluded)

United States (concluded)

Media                      60,000  ++AOL Time Warner Inc.                            $  3,133,800       1.6%
                           48,940  ++Clear Channel Communications, Inc.                 2,983,872       1.5
                           65,000  ++Viacom, Inc. (Class B)                             3,746,600       1.9
                          119,200  The Walt Disney Company                              3,769,104       2.0
                                                                                     ------------     ------
                                                                                       13,633,376       7.0


Multi-Utilities            93,900  Enron Corp.                                          4,968,249       2.6

Multiline Retail          105,000  Wal-Mart Stores, Inc.                                5,433,750       2.8

Pharmaceuticals            19,100  Allergan Inc.                                        1,713,270       0.9
                           27,000  ++Forest Laboratories, Inc.                          1,999,620       1.0
                           83,000  ++Immunex Corporation                                1,310,570       0.7
                           25,900  ++Watson Pharmaceuticals, Inc.                       1,556,590       0.8
                                                                                     ------------     ------
                                                                                        6,580,050       3.4

Semiconductor             135,000  Intel Corporation                                    3,645,000       1.9
Equipment &
Products

Software                   10,700  ++Oracle Corporation                                   163,710       0.1
                           96,000  ++Rational Software Corporation                      2,312,640       1.2
                                                                                     ------------     ------
                                                                                        2,476,350       1.3

Specialty Retail           90,000  The Home Depot, Inc.                                 4,436,100       2.3

                                   Total Investments in the United States              94,500,852      48.7

                                   Total Investments in North America
                                   (Cost--$97,822,552)                                 96,582,061      49.8


SCHEDULE OF INVESTMENTS (continued)
                                                                                           In US Dollars
                           Shares                                                                   Percent of
Industry                    Held                Investments                             Value       Net Assets
PACIFIC BASIN/ASIA

Australia

Diversified               400,000  ++Cable & Wireless Optus Limited                  $    709,660       0.4%
Telecommunication
Services

Media                     100,000  The News Corporation Limited                           875,670       0.4

                                   Total Investments in Australia                       1,585,330       0.8

Japan
Automobiles                16,300  Toyota Motor Corporation                               576,166       0.3

Electronic                 21,000  Kyocera Corporation                                  1,960,023       1.0
Equipment &
Instruments

Household                  44,000  Sony Corporation                                     3,395,725       1.8
Durables

Office Electronics        100,000  Canon, Inc.                                          3,963,979       2.0

Road & Rail                 1,000  East Japan Railway Company                           5,950,177       3.1

Semiconductor               8,000  Tokyo Electron Limited                                 549,402       0.3
Equipment &
Products

Wireless                      405  NTT DoCoMo, Inc.                                     7,771,419       4.0
Telecommunication
Services

                                   Total Investments in Japan                          24,166,891      12.5

                                   Total Investments in the Pacific
                                   Basin/Asia (Cost--$23,894,780)                      25,752,221      13.3


SCHEDULE OF INVESTMENTS (continued)
                                                                                           In US Dollars
                           Shares                                                                   Percent of
Industry                    Held                Investments                             Value       Net Assets
WESTERN EUROPE

Finland

Communications            280,000  Nokia Oyj (Series A)                              $  8,111,871       4.2%
Equipment

                                   Total Investments in Finland                         8,111,871       4.2

France

Insurance                  80,000  Axa                                                  2,271,568       1.2

Personal Products           7,000  L'Oreal SA                                             453,890       0.2

Pharmaceuticals            49,700  Sanofi-Synthelabo SA                                 3,054,115       1.6

                                   Total Investments in France                          5,779,573       3.0

Germany

Insurance                  15,100  Allianz AG (Registered Shares)                       4,249,188       2.2
                           14,000  Muenchener Rueckversicherungs-
                                   Gesellschaft AG (Registered Shares)                  3,856,580       2.0
                                                                                     ------------     ------
                                                                                        8,105,768       4.2

Multiline Retail           12,000  Metro AG                                               463,807       0.2

                                   Total Investments in Germany                         8,569,575       4.4

Italy

Banks                      53,750  Banca di Roma SpA                                      201,369       0.1
                           83,275  San Paolo-IMI SpA                                    1,128,636       0.6
                          215,000  Unicredito Italiano SpA                                949,439       0.5
                                                                                     ------------     ------
                                                                                        2,279,444       1.2


SCHEDULE OF INVESTMENTS (continued)
                                                                                           In US Dollars
                           Shares                                                                   Percent of
Industry                    Held                Investments                             Value       Net Assets
WESTERN EUROPE (continued)

Italy (concluded)

Insurance                 135,000  Assicurazioni Generali                            $  3,833,271       2.0%
                          405,345  ++Istituto Nazionale delle Assicurazioni
                                   SpA (INA)                                            1,004,943       0.5
                                                                                        4,838,214       2.5

                                   Total Investments in Italy                           7,117,658       3.7

Netherlands

Diversified                48,000  ING Groep NV                                         3,132,730       1.6
Financials

Food & Drug                78,000  Koninklijke Ahold NV                                 2,371,466       1.2
Retailing                  78,000  Koninklijke Ahold NV (rights)                           46,940       0.0
                                                                                        2,418,406       1.2

Insurance                 140,000  Aegon NV                                             3,722,490       1.9

                                   Total Investments in the Netherlands                 9,273,626       4.7

Spain

Banks                     100,000  Banco Santander Central Hispano, SA                    953,550       0.5

Media                     300,000  Telefonica Publicidad e Informacion, SA              1,390,912       0.7

                                   Total Investments in Spain                           2,344,462       1.2

Switzerland

Pharmaceuticals           170,000  Novartis AG (Registered Shares)                      6,467,391       3.3

                                   Total Investments in Switzerland                     6,467,391       3.3



SCHEDULE OF INVESTMENTS (concluded)
                                                                                           In US Dollars
                           Shares                                                                   Percent of
Industry                    Held                Investments                             Value       Net Assets
WESTERN EUROPE (concluded)

United Kingdom

Diversified               116,700  ++COLT Telecom Group PLC                        $    1,218,512       0.6%
Telecommunication
Services

Pharmaceuticals           220,994  GlaxoSmithKline PLC                                  6,002,611       3.1

Wireless                3,220,831  Vodafone Group PLC                                   8,293,116       4.3
Telecommunication
Services

                                   Total Investments in the
                                   United Kingdom                                      15,514,239       8.0

                                   Total Investments in Western Europe
                                   (Cost--$70,351,551)                                 63,178,395      32.5


                          Face
                         Amount              Short-Term Securities

Commercial             $4,326,000  General Motors Acceptance Corp.,
Paper*                             4.19% due 6/01/2001                                  4,326,000       2.2

US Government           4,000,000  Federal National Mortgage Association,
Agency                             3.99% due 6/14/2001                                  3,994,237       2.1
Obligations*

                                   Total Investments in Short-Term
                                   Securities (Cost--$8,320,237)                        8,320,237       4.3

                                   Total Investments
                                   (Cost--$200,389,120)                               193,832,914      99.9
                                   Other Assets Less Liabilities                          219,815       0.1
                                                                                     ------------     ------
                       Net Assets                                                    $194,052,729     100.0%
                                                                                     ============     ======



*Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
++Non-income producing security.

See Notes to Financial Statements.



May 31, 2001
Mercury Global Holdings, Inc.


STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2001
MERCURY GLOBAL HOLDINGS, INC.
Assets:
Investments, at value (identified cost--$200,389,120)                                        $193,832,914
Cash                                                                                                  337
Receivables:
 Capital shares sold                                                      $    3,357,473
 Securities sold                                                               2,985,834
 Dividends                                                                       248,392        6,591,699
                                                                          --------------
Prepaid registration fees and other assets                                                         62,636
                                                                                           --------------
Total assets                                                                                  200,487,586
                                                                                           --------------

Liabilities:
Payables:
 Securities purchased                                                          5,664,316
 Capital shares redeemed                                                         436,622
 Investment adviser                                                              110,454
 Distributor                                                                      11,584        6,222,976
                                                                          --------------
Accrued expenses and other liabilities                                                            211,881
                                                                                           --------------
Total liabilities                                                                               6,434,857
                                                                                           --------------

Net Assets:
Net assets                                                                                 $  194,052,729
                                                                                           ==============

Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value,
100,000,000 shares authorized                                                              $    2,178,861
Class A Shares of Common Stock, $.10 par value,
100,000,000 shares authorized                                                                     138,977
Class B Shares of Common Stock, $.10 par value,
100,000,000 shares authorized                                                                     134,328
Class C Shares of Common Stock, $.10 par value,
100,000,000 shares authorized                                                                      18,549
Paid-in capital in excess of par                                                              214,826,018
Undistributed investment income--net                                                               24,205
Accumulated realized capital losses on investments and
foreign currency transactions--net                                                           (16,702,582)
Unrealized depreciation on investments and foreign currency
transactions--net                                                                             (6,565,627)
                                                                                           --------------
Net assets                                                                                 $  194,052,729
                                                                                           ==============

Net Asset Value:
Class I--Based on net assets of $172,416,910 and
21,788,609 shares outstanding                                                              $         7.91
                                                                                           ==============
Class A--Based on net assets of $10,854,878 and
1,389,770 shares outstanding                                                               $         7.81
                                                                                           ==============
Class B--Based on net assets of $9,492,437 and
1,343,275 shares outstanding                                                               $         7.07
                                                                                           ==============
Class C--Based on net assets of $1,288,504 and
185,487 shares outstanding                                                                 $         6.95
                                                                                           ==============


See Notes to Financial Statements.


May 31, 2001
Mercury Global Holdings, Inc.


STATEMENT OF OPERATIONS
For the Six Months Ended May 31, 2001
MERCURY GLOBAL HOLDINGS, INC.
Investment Income:
Dividends (net of $72,513 foreign withholding tax)                                         $      892,945
Interest and discount earned                                                                      504,847
                                                                                           --------------
Total income                                                                                    1,397,792
                                                                                           --------------

Expenses:
Investment advisory fees                                                  $    1,071,187
Transfer agent fees--Class I                                                     199,333
Professional fees                                                                 56,333
Account maintenance and distribution fees--Class B                                55,221
Custodian fees                                                                    53,977
Accounting services                                                               44,365
Printing and shareholder reports                                                  41,004
Registration fees                                                                 32,836
Directors' fees and expenses                                                      29,532
Transfer agent fees--Class B                                                      13,186
Account maintenance fees--Class A                                                 11,521
Transfer agent fees--Class A                                                       9,544
Account maintenance and distribution fees--Class C                                 7,674
Pricing fees                                                                       4,227
Transfer agent fees--Class C                                                       1,842
Other                                                                              9,601
                                                                          --------------
Total expenses before reimbursement                                            1,641,383
Reimbursement of expenses                                                      (267,796)
                                                                          --------------
Total expenses after reimbursement                                                              1,373,587
                                                                                           --------------
Investment income--net                                                                             24,205
                                                                                           --------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:
Realized gain (loss) on:
 Investments--net                                                           (16,679,867)
 Foreign currency transactions--net                                                3,860     (16,676,007)
                                                                          --------------
Change in unrealized appreciation/depreciation on:
 Investments--net                                                           (11,020,128)
 Foreign currency transactions--net                                                  989     (11,019,139)
                                                                          --------------   --------------
Net Decrease in Net Assets Resulting from Operations                                       $ (27,670,941)
                                                                                           ==============

See Notes to Financial Statements.

May 31, 2001
Mercury Global Holdings, Inc.

STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY GLOBAL HOLDINGS, INC.
                                                                          For the Six        For the
                                                                          Months Ended      Year Ended
                                                                            May 31,        November 30,
Increase (Decrease)in Net Assets:                                             2001             2000
Operations:
Investment income (loss)--net                                            $      24,205    $  (1,479,613)
Realized gain (loss) on investments and foreign currency
transactions--net                                                         (16,676,007)       54,522,687
Change in unrealized appreciation/depreciation
on investments and foreign currency transactions--net                     (11,019,139)     (77,298,711)
                                                                        --------------   --------------
Net decrease in net assets resulting from operations                      (27,670,941)     (24,255,637)
                                                                        --------------   --------------
Dividends & Distributions to Shareholders:
In excess of investment income--net:
 Class I                                                                            --        (355,363)
Realized gain on investments--net:
 Class I                                                                  (46,851,854)     (70,082,821)
 Class A                                                                   (2,173,183)      (2,921,708)
 Class B                                                                   (2,866,586)      (5,849,858)
 Class C                                                                     (321,899)        (358,038)
                                                                        --------------   --------------
Net decrease in net assets resulting from dividends and
distributions to shareholders                                             (52,213,522)     (79,567,788)
                                                                        --------------   --------------

Capital Share Transactions:
Net increase in net assets derived from capital
share transactions                                                          37,219,507       49,093,760
                                                                        --------------   --------------

Net Assets:
Total decreasein net assets                                               (42,664,956)     (54,729,665)
Beginning of period                                                        236,717,685      291,447,350
                                                                        --------------   --------------
End of period*                                                          $  194,052,729   $  236,717,685
                                                                        ==============   ==============

*Undistributed investment income--net                                   $       24,205   $           --
                                                                        ==============   ==============

See Notes to Financial Statements.


May 31, 2001
Mercury Global Holdings, Inc.

FINANCIAL HIGHLIGHTS
MERCURY GLOBAL HOLDINGS, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                  Class I
                                                  For the Six
                                                     Months
                                                     Ended
Increase (Decrease) in                              May 31,                   For the Year Ended November 30,
Net Asset Value:                                      2001           2000            1999           1998           1997
Per Share Operating Performance:
Net asset value, beginning of
period                                              $  11.55       $  17.18       $  14.73       $  15.05       $  15.12
                                                    --------       --------       --------       --------       --------
Investment income (loss)--net++                         ++++          (.06)            .06          (.02)          (.02)
Realized and unrealized gain (loss)
on investments and foreign
currency transactions--net                            (1.09)          (.90)           4.60           1.46            .86
                                                    --------       --------       --------       --------       --------
Total from investment operations                      (1.09)          (.96)           4.66           1.44            .84
                                                    --------       --------       --------       --------       --------
Less dividends and distributions:
 Investment income--net                                   --             --             --             --          (.02)
 In excess of investment
 income--net                                              --          (.02)             --             --          (.10)
 Realized gain on
 investments--net                                     (2.55)         (4.65)         (2.21)         (1.76)          (.79)
                                                    --------       --------       --------       --------       --------
Total dividends and distributions                     (2.55)         (4.67)         (2.21)         (1.76)          (.91)
                                                    --------       --------       --------       --------       --------
Net asset value, end of period                      $   7.91       $  11.55       $  17.18       $  14.73       $  15.05
                                                    ========       ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per
share                                            (12.32%)+++       (10.08%)         36.20%         11.41%          6.04%
                                                    ========       ========       ========       ========       ========
Ratios to Average Net Assets:
Expenses, net of reimbursement                        1.21%*          1.06%          1.28%             --             --
                                                    ========       ========       ========       ========       ========
Expenses                                              1.46%*          1.31%          1.38%          1.39%          1.39%
                                                    ========       ========       ========       ========       ========
Investment income (loss)--net                          .09%*         (.40%)           .44%         (.11%)         (.12%)
                                                    ========       ========       ========       ========       ========

Supplemental Data:
Net assets, end of period
(in thousands)                                      $172,417       $212,549       $260,168       $254,472       $344,940
                                                    ========       ========       ========       ========       ========
Portfolio turnover                                    50.81%         68.45%        110.82%         35.59%         54.50%
                                                    ========       ========       ========       ========       ========



*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding. Prior to April 3, 2000, Class
I Shares were designated Class A Shares.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


May 31, 2001
Mercury Global Holdings, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY GLOBAL HOLDINGS, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                  Class A
                                                  For the Six
                                                     Months
                                                     Ended
Increase (Decrease) in                              May 31,                  For the Year Ended November 30,
Net Asset Value:                                      2001           2000           1999           1998           1997
Per Share Operating Performance:
Net asset value, beginning of
period                                              $  11.41       $  17.02       $  14.65       $  14.97       $  15.04
                                                    --------       --------       --------       --------       --------
Investment income (loss)--net++                        (.01)          (.09)            .03          (.05)          (.06)
Realized and unrealized gain (loss)
on investments and foreign
currency transactions--net                            (1.07)          (.88)           4.55           1.46            .87
                                                    --------       --------       --------       --------       --------
Total from investment operations                      (1.08)          (.97)           4.58           1.41            .81
                                                    --------       --------       --------       --------       --------
Less dividends and distributions:
 Investment income--net                                   --             --             --             --          (.01)
 In excess of investment
 income--net                                              --             --             --             --          (.08)
 Realized gain on
 investments--net                                     (2.52)         (4.64)         (2.21)         (1.73)          (.79)
                                                    --------       --------       --------       --------       --------
Total dividends and distributions                     (2.52)         (4.64)         (2.21)         (1.73)          (.88)
                                                    --------       --------       --------       --------       --------
Net asset value, end of period                      $   7.81       $  11.41       $  17.02       $  14.65       $  14.97
                                                    ========       ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per
share                                            (12.42%)+++       (10.31%)         35.80%         11.19%          5.80%
                                                    ========       ========       ========       ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                        1.46%*          1.31%          1.53%             --             --
                                                    ========       ========       ========       ========       ========
Expenses                                              1.71%*          1.56%          1.62%          1.64%          1.64%
                                                    ========       ========       ========       ========       ========
Investment income (loss)--net                        (.13%)*         (.64%)           .19%         (.38%)         (.39%)
                                                    ========       ========       ========       ========       ========

Supplemental Data:
Net assets, end of period
(in thousands)                                      $ 10,855       $  9,955       $ 10,186       $  7,882       $  8,486
                                                    ========       ========       ========       ========       ========
Portfolio turnover                                    50.81%         68.45%        110.82%         35.59%         54.50%
                                                    ========       ========       ========       ========       ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding. Prior to April 3, 2000, Class
A Shares were designated Class D Shares.
+++Aggregate total investment return.

See Notes to Financial Statements.


May 31, 2001
Mercury Global Holdings, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY GLOBAL HOLDINGS, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                  Class B
                                                  For the Six
                                                     Months
                                                     Ended
Increase (Decrease) in                              May 31,                  For the Year Ended November 30,
Net Asset Value:                                      2001           2000           1999           1998            1997
Per Share Operating Performance:
Net asset value, beginning of
period                                              $  10.47       $  15.95       $  13.95       $  14.31       $  14.40
                                                    --------       --------       --------       --------       --------
Investment loss--net++                                 (.04)          (.19)          (.07)          (.15)          (.17)
Realized and unrealized gain (loss)
on investments and foreign
currency transactions--net                             (.97)          (.77)           4.28           1.39            .84
                                                    --------       --------       --------       --------       --------
Total from investment operations                      (1.01)          (.96)           4.21           1.24            .67
                                                    --------       --------       --------       --------       --------
Less distributions from realized
gain on investments--net                              (2.39)         (4.52)         (2.21)         (1.60)          (.76)
                                                    --------       --------       --------       --------       --------
Net asset value, end of period                      $   7.07       $  10.47       $  15.95       $  13.95       $  14.31
                                                    ========       ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per
share                                            (12.69%)+++       (10.99%)         34.80%         10.32%          4.98%
                                                    ========       ========       ========       ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                        2.24%*          2.07%          2.32%             --             --
                                                    ========       ========       ========       ========       ========
Expenses                                              2.49%*          2.32%          2.41%          2.44%          2.42%
                                                    ========       ========       ========       ========       ========
Investment loss--net                                 (.94%)*        (1.43%)         (.56%)        (1.10%)        (1.11%)
                                                    ========       ========       ========       ========       ========

Supplemental Data:
Net assets, end of period
(in thousands)                                      $  9,492       $ 12,853       $ 19,873       $ 24,148       $ 66,791
                                                    ========       ========       ========       ========       ========
Portfolio turnover                                    50.81%         68.45%        110.82%         35.59%         54.50%
                                                    ========       ========       ========       ========       ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
See Notes to Financial Statements.


May 31, 2001
Mercury Global Holdings, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY GLOBAL HOLDINGS, INC.
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                   Class C
                                                  For the Six
                                                     Months
                                                     Ended
Increase (Decrease) in                              May 31,                 For the Year Ended November 30,
Net Asset Value:                                      2001           2000            1999          1998            1997
Per Share Operating Performance:
Net asset value, beginning of
period                                              $  10.37       $  15.86       $  13.88       $  14.28       $  14.41
                                                    --------       --------       --------       --------       --------
Investment loss--net++                                 (.04)          (.19)          (.08)          (.16)          (.17)
Realized and unrealized gain (loss)
on investments and foreign
currency transactions--net                             (.95)          (.76)           4.27           1.39            .83
                                                    --------       --------       --------       --------       --------
Total from investment operations                       (.99)          (.95)           4.19           1.23            .66
                                                    --------       --------       --------       --------       --------
Less dividends and distributions:
 Investment income--net                                   --             --             --             --         --++++
 In excess of investment
 income--net                                              --             --             --             --         --++++
 Realized gain on
 investments--net                                     (2.43)         (4.54)         (2.21)         (1.63)          (.79)
                                                    --------       --------       --------       --------       --------
Total dividends and distributions                     (2.43)         (4.54)         (2.21)         (1.63)          (.79)
                                                    --------       --------       --------       --------       --------
Net asset value, end of period                      $   6.95       $  10.37       $  15.86       $  13.88       $  14.28
                                                    ========       ========       ========       ========       ========

Total Investment Return:**
Based on net asset value per
share                                            (12.71%)+++       (11.01%)         34.84%         10.21%          4.96%
                                                    ========       ========       ========       ========       ========

Ratios to Average Net Assets:
Expenses, net of reimbursement                        2.24%*          2.09%          2.32%             --             --
                                                    ========       ========       ========       ========       ========
Expenses                                              2.49%*          2.34%          2.41%          2.46%          2.43%
                                                    ========       ========       ========       ========       ========
Investment loss--net                                 (.95%)*        (1.42%)         (.60%)        (1.08%)        (1.09%)
                                                    ========       ========       ========       ========       ========

Supplemental Data:
Net assets, end of period
(in thousands)                                      $  1,289       $  1,361       $  1,220       $  1,061       $  5,964
                                                    ========       ========       ========       ========       ========
Portfolio turnover                                    50.81%         68.45%        110.82%         35.59%         54.50%
                                                    ========       ========       ========       ========       ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


May 31, 2001
Mercury Global Holdings, Inc.


NOTES TO FINANCIAL STATEMENTS

MERCURY GLOBAL HOLDINGS, INC.
1. Significant Accounting Policies:
Mercury Global Holdings, Inc. (the "Fund") (formerly Merrill Lynch Global Holdings, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares, Class B Shares and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective December 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of November 30, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management L.P., ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

As compensation for its services to the Fund, FAM receives monthly compensation at the annual rate of 1.0% of the average daily net assets of the Fund. As a result of a voluntary waiver of expenses, the Fund will pay a monthly fee based upon the average daily value of the Fund's net assets at the annual rate of .75%. For the six months ended May 31, 2001, FAM earned fees of $1,071,187, of which $267,796 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                  Account
                              Maintenance Fee    Distribution Fee

Class A                             .25%               --
Class B                             .25%              .75%
Class C                             .25%              .75%

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund, paid out of fees in the immediate preceding paragraph. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                               FAMD           MLPF&S

Class I                                        $142            $3,031
Class A                                        $152            $1,435



For the six months ended May 31, 2001, MLPF&S received contingent deferred sales charges of $2,710 and $351 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

Prior to January 1, 2001, FAM provided accounting services to the Fund at its cost and the Fund reimbursed FAM for these services. FAM continues to provide certain accounting services to the Fund. The Fund reimburses FAM at its cost for such services. For the six months ended May 31, 2001, the Fund reimbursed FAM an aggregate of $35,465 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2001 were $119,000,110 and $104,756,012, respectively.

Net realized gains (losses) for the six months ended May 31, 2001, and net unrealized losses as of May 31, 2001 were as follows:


                                              Realized        Unrealized
                                           Gains (Losses)       Losses

Long-term investments                     $(16,680,843)    $  (6,556,206)
Short-term investments                             976                --
Foreign currency transactions                    3,860           (9,421)
                                          ------------     -------------
Total                                     $(16,676,007)    $  (6,565,627)
                                          ============     =============


As of May 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $6,556,206, of which $12,532,827 related to appreciated securities and $19,089,033 related to depreciated securities. The aggregate cost of investments at May 31, 2001 for Federal income tax purposes was $200,389,120.

4. Capital Share Transactions:
A net increase in net assets derived from capital share transactions was $37,219,507 and $49,093,760 for the six months ended May 31, 2001 and for the year ended November 30, 2000, respectively.

Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended May 31, 2001++                           Shares      Dollar Amount

Shares sold                                 1,762,657       $ 15,425,858
Shares issued to shareholders in
reinvestment of dividends and
distributions                               4,720,105         43,000,154
                                         ------------      -------------
Total issued                                6,482,762         58,426,012
Shares redeemed                           (3,092,995)       (26,823,216)
                                         ------------      -------------
Net increase                                3,389,767      $  31,602,796
                                         ============      =============


++Prior to April 3, 2000, Class I Shares were designated as Class A
Shares.


Class I Shares for the Year
Ended November 30, 2000++                      Shares      Dollar Amount

Shares sold                                 4,754,671      $  71,379,786
Shares issued to shareholders in
reinvestment of distributions               4,597,261         63,718,035
                                         ------------      -------------
Total issued                                9,351,932        135,097,821
Shares redeemed                           (6,094,687)       (90,651,688)
                                         ------------      -------------
Net increase                                3,257,245      $  44,446,133
                                         ============      =============


++Prior to April 3, 2000, Class I Shares were designated as Class A
Shares.


Class A Shares for the Six Months
Ended May 31, 2001++                           Shares      Dollar Amount

Shares sold                                 1,614,967      $  13,335,147
Shares issued to shareholders in
reinvestment of distributions                 219,313          1,973,817
Automatic conversion of shares                 63,714            550,448
                                         ------------      -------------
Total issued                                1,897,994         15,859,412
Shares redeemed                           (1,380,631)       (11,708,614)
                                         ------------      -------------
Net increase                                  517,363      $   4,150,798
                                         ============      =============

++Prior to April 3, 2000, Class A Shares were designated as Class D
Shares.

Class A Shares for the Year
Ended November 30, 2000++                      Shares      Dollar Amount

Shares sold                                   132,815       $  2,048,033
Shares issued to shareholders in
reinvestment of distributions                 186,893          2,566,037
Automatic conversion of shares                253,939          3,843,169
                                         ------------      -------------
Total issued                                  573,647          8,457,239
Shares redeemed                             (299,767)        (4,284,412)
                                         ------------      -------------
Net increase                                  273,880      $   4,172,827
                                         ============      =============

++Prior to April 3, 2000, Class A Shares were designated as Class D
Shares.


Class B Shares for the Six Months
Ended May 31, 2001                             Shares      Dollar Amount

Shares sold                                   123,393      $     997,402
Shares issued to shareholders in
reinvestment of distributions                 295,997          2,418,295
                                         ------------      -------------
Total issued                                  419,390          3,415,697
Automatic conversion of shares               (70,230)          (550,448)
Shares redeemed                             (233,270)        (1,894,877)
                                         ------------      -------------
Net increase                                  115,890      $     970,372
                                         ============      =============

Class B Shares for the Year
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                   540,867       $  7,711,231
Shares issued to shareholders in
reinvestment of distributions                 374,448          4,751,741
                                         ------------      -------------
Total issued                                  915,315         12,462,972
Automatic conversion of shares              (275,190)        (3,843,169)
Shares redeemed                             (658,656)        (8,889,021)
                                         ------------      -------------
Net decrease                                 (18,531)     $    (269,218)
                                         ============      =============


Class C Shares for the Six Months
Ended May 31, 2001                             Shares      Dollar Amount

Shares sold                                   104,339      $     850,694
Shares issued to shareholders in
reinvestment of distributions                  37,733            303,003
                                         ------------      -------------
Total issued                                  142,072          1,153,697
Shares redeemed                              (87,811)          (658,156)
                                         ------------      -------------
Net increase                                   54,261      $     495,541
                                         ============      =============


Class C Shares for the Year
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                    61,165      $     827,628
Shares issued to shareholders in
reinvestment of distributions                  26,300            330,587
                                         ------------      -------------
Total issued                                   87,465          1,158,215
Shares redeemed                              (33,170)          (414,197)
                                         ------------      -------------
Net increase                                   54,295      $     744,018
                                         ============      =============


5. Short-Term Borrowings:
On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended May 31, 2001.

6. Commitments:
At May 31, 2001, the Fund had entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $1,997,000.